INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS NET

Intangible assets, net consist of the following:

	September 30, 2024	September 30, 2023
At cost:
Website	$21,709	$21,658
Patent	20,048	$20,046
Exchange adjustment	331	$53
Less: accumulated amortization	(27,882)	$(17,223)
Total	$14,206	$24,534